LOSSES PER COMMON SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Calculated Basic and Diluted Earnings per Common Share

Presented below is a summary of the components used to calculate basic and diluted earnings per common share:

	Years Ended December 31,
	2012	2011
Net loss available to common shareholders	$(1,793,881)	$(1,657,267)

Weighted average common shares outstanding	10,167,367	9,818,338
Net effect of the assumed exercise of stock options based on the treasury stock method using the average market price for the period	104,843	111,481

Average number of common shares outstanding used to calculate diluted earnings per common share	10,292,210	9,929,819